Equity (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jul. 22, 2021	May 07, 2021
Equity
Number of shares issued through initial public offering	41,739,983	41,324,506
Percentage (%)	100.00%	100.00%
Class A common shares
Equity
Number of shares issued through initial public offering			11,538,462	199,710
Class A common shares | Bobsin LLC
Equity
Number of shares issued through initial public offering	897,635	0
Percentage (%)	2.15%	0.00%
Class A common shares | Oria Tech Zenvia Co-investment – Fundo de Investimento em Participações Multiestratégia
Equity
Number of shares issued through initial public offering	27,108	0
Percentage (%)	0.06%	0.00%
Class A common shares | Twilio Inc.
Equity
Number of shares issued through initial public offering	3,846,153	3,846,153	3,846,153
Percentage (%)	9.21%	9.31%
Class A common shares | D1 former shareholders
Equity
Number of shares issued through initial public offering	1,942,750	1,942,750
Percentage (%)	4.65%	4.70%
Class A common shares | Sirena former shareholders
Equity
Number of shares issued through initial public offering	89,131	89,131
Percentage (%)	0.21%	0.22%
Class A common shares | SenseData former shareholders
Equity
Number of shares issued through initial public offering	94,200	0
Percentage (%)	0.23%	0.00%
Class A common shares | Movidesk former shareholders
Equity
Number of shares issued through initial public offering	315,820	0
Percentage (%)	0.76%	0.00%
Class A common shares | Spectra I - Fundo de Investimento em Participações
Equity
Number of shares issued through initial public offering	39,940	39,940
Percentage (%)	0.10%	0.10%
Class A common shares | Spectra II - Fundo de Investimento em Participações
Equity
Number of shares issued through initial public offering	159,770	159,770
Percentage (%)	0.38%	0.39%
Class A common shares | Others
Equity
Number of shares issued through initial public offering	10,662,551	11,538,462
Percentage (%)	25.54%	27.91%
Class B common shares
Equity
Number of shares issued through initial public offering				23,708,300
Class B common shares | Bobsin LLC
Equity
Number of shares issued through initial public offering	9,578,220	9,578,220
Percentage (%)	22.95%	23.18%
Class B common shares | Oria Zenvia Co-investment Holdings, LP
Equity
Number of shares issued through initial public offering	3,178,880	3,178,880
Percentage (%)	7.62%	7.69%
Class B common shares | Oria Zenvia Co-investment Holdings II, LP
Equity
Number of shares issued through initial public offering	3,941,050	3,941,050
Percentage (%)	9.44%	9.54%
Class B common shares | Oria Tech Zenvia Co-investment – Fundo de Investimento em Participações Multiestratégia
Equity
Number of shares issued through initial public offering	4,329,105	4,372,480
Percentage (%)	10.37%	10.58%
Class B common shares | Oria Tech 1 Inovação Fundo de Investimento em Participações
Equity
Number of shares issued through initial public offering	2,637,670	2,637,670
Percentage (%)	6.32%	6.38%